Equity - Distribution of Profit - Proposed Distribution of Profit (Details) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Equity
Voluntary reserve	€ 91,059
Dividends	238,659
Profit of the Parent	€ 329,718